Identification and business activity - Results of the discontinued operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating income
Net sales	$ 821,930	$ 1,106,329	$ 1,187,206
Cost of sales	(799,582)	(967,696)	(947,953)
Gross loss	(68,306)	(183,019)	(289,689)
Operating income (expenses), net
Administrative expenses	(76,297)	(77,099)	(80,666)
Total operating expenses, net	(126,319)	(124,721)	(184,134)
Operating loss	58,013	(58,298)	(105,555)
Other income (expense), net
Finance costs, note 15(b)	(42,173)	(38,422)	(34,551)
Net gain (loss) from currency exchange difference	734	1,384	(2,939)
Total other expenses, net	14,478	(31,265)	(12,888)
Loss from discontinued operations	10,514	11,808	10,344
Discontinued Operations Mining Activities [Member]
Operating income
Net sales	97	16,666	36,736
Cost of sales	(2)	(15,261)	(32,301)
Gross loss	95	1,405	4,435
Operating income (expenses), net
Administrative expenses	(8,048)	(1,661)	(3,872)
Changes in provision for closure of mining units, note 15(b)	(1,912)	(6,013)	(12,701)
Reversal of provision for impairment of inventories, note 8(c)	(320)	0	1,345
Reversal (provision) for contingencies	(134)	(9)	(562)
Derecognition of long lived assets	(44)	(5,100)	0
Net loss in sale of mining units	0	0	(18,550)
Reversal of impairment loss	0	2,837	17,197
Reversal of provision for closure of mining units for sale of mining units	0	0	11,700
Others, net	117	(3,162)	(8,438)
Total operating expenses, net	(10,341)	(13,108)	(13,881)
Operating loss	(10,246)	(11,703)	(9,446)
Other income (expense), net
Finance costs, note 15(b)	(266)	(88)	(766)
Net gain (loss) from currency exchange difference	(2)	30	(10)
Total other expenses, net	(268)	(58)	(776)
Loss before income tax	(10,514)	(11,761)	(10,222)
Income tax	0	(47)	(122)
Loss from discontinued operations	$ (10,514)	$ (11,808)	$ (10,344)
Loss from the discontinued operations, per basic and diluted share, express in U. S. dollars	$ (0.04)	$ (0.03)	$ (0.04)